Auditor's remuneration - Auditor's remuneration - Disclosure of Auditor's remuneration for Barclays associated pension schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Audit fee	£ 13.0	£ 11.0	£ 10.0
KPMG
Disclosure of products and services [line items]
Audit fee	77.0	70.0	64.0
Tax fees	0.0	0.0	0.0
Other services	5.0	2.0	1.0
Barclays associated pension schemes
Disclosure of products and services [line items]
Audit fee	0.3	0.3	0.3
Other audit related fees
Disclosure of products and services [line items]
Audit fee	14.0	12.0	11.0
Other audit related fees | KPMG
Disclosure of products and services [line items]
Audit fee	£ 9.0	£ 6.0	£ 6.0